INTANGIBLES (Details) - Schedule of facilitate the functioning of the IPSIPay software - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Facilitate The Functioning of The Ipsipay Software [Abstract]
Purchased Technology	$ 1,210,640	$ 625,000
Accumulated amortization	(12,629)
Total	$ 1,198,011	$ 625,000